Share-based payments - LTIP Special Options and LTIP Sign-on Options (Details) € / shares in Units, € in Thousands								1 Months Ended	12 Months Ended
	Dec. 29, 2023 shares executive € / shares	Dec. 29, 2023 shares executive $ / shares	Aug. 10, 2023	May 31, 2023 € / shares	May 31, 2023 $ / shares	May 24, 2023 € / shares	May 24, 2023 $ / shares	May 31, 2023	Dec. 31, 2024 EUR (€) shares € / shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 EUR (€)	Jun. 18, 2024 shares
LTIP Sign-on Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses - SPAC Transaction | €												€ 0
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period								3 years	3 years
Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									3 years	2 years
Long-term Incentive Plan | LTIP Special Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (in shares)	1,000,197	1,000,197
Fair value of options granted (in EUR per share) | (per share)	€ 1.22	$ 1.35							€ 1.10
Exercise price, share options granted (in EUR per share) | € / shares				€ 0.12
Long-term Incentive Plan | LTIP Sign-on Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (in shares)	176,807	176,807
Number of executives | executive	1	1
Fair value of options granted (in EUR per share) | (per share)				0.69	$ 0.75				€ 0.57	€ 0
Exercise price, share options granted (in EUR per share) | € / shares				€ 0.12
Share-based payment expenses - SPAC Transaction | €									€ 57	€ 0		0
Long-term Incentive Plan | LTIP Sign-on Options | Eligible directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			1 year
Long-term Incentive Plan | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted (in EUR per share) | (per share)						€ 0.71	$ 0.76		€ 0.71	€ 1.97	$ 2.13
Vesting period									3 years
Share-based payment expenses - SPAC Transaction | €									€ 659	€ 1,729		0
Long-term Incentive Plan | RSU | Eligible directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									1 year
Granted during the period (in shares)									632,412	952,812
Long-term Incentive Plan | RSU | One Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (in shares)									4,035,203
Long-term Incentive Plan | Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (in shares)										4,035,203
Share-based payment expenses - SPAC Transaction | €									€ (12)	€ 2,070		€ 0
Number of executive officers													2